Trade Payables (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts Payable and Accrued Liabilities [Line Items]
Notes	¥ 16,519	¥ 13,676
Accounts	364,013	369,575
Trade payables (Note 10)	¥ 380,532	¥ 383,251